Concentration and Risks - Summary of Concentration and Risks (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	16.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%
Learning services [Member] | Instructor Concentration Risk [Member] | Revenue Benchmark [Member] | Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%	17.00%
Learning services [Member] | Instructor Concentration Risk [Member] | Revenue Benchmark [Member] | Instructor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%